Options (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Options
Aggregate options expense related to option grants and modifications recognized during period		$ 525,703	$ 509,604
Unamortized options expense during period		$ 0
Granted pursuant to the 2005 Stock Incentive Plan, to two directors of the Company each a ten-year stock option to purchase 500,000 shares of the Company's common stock, with the options vesting on the date of grant		1,000,000
Granted to two directors of the Company each a ten-year stock option to purchase 250,000 shares of the Company's common stock, with the options vesting on the date of grant	500,000	500,000
Granted to the controller a ten-year stock option to purchase shares of the Company's common stock, with the options vesting on the date of grant		250,000
Fair value of the options granted to the two directors and controller expensed as warrant and option costs during the period		$ 218,471
Granted to a consultant a ten-year stock option to purchase shares of the Company's common stock with the options vesting on the date of grant		500,000
Granted to a consultant a ten-year stock option to purchase shares of the Company's common stock with the options vesting equally over a nine-month period from the date of the grant		1,500,000
Fair value of the options granted to the consultant expensed as warrant and option costs during the period		$ 219,473
Exercise price of the options granted during the period		$ 0.15
Granted to two new directors of the Company each a five year stock option to purchase 500,000 shares of the Company's common stock, with the options vesting in equal monthly installments over a two-year period commencing April 27, 2014 - one director left the Board without any options vesting			1,000,000
Exercise price of the options granted to the two new directors			$ 0.3452
The fair value of the options granted to two new directors of the Company to be expensed as warrant and option costs over the vesting period			$ 233,638
Fair value of the options granted to two new directors expensed as warrant and option costs during the period		$ 14,601	$ 38,940
Granted pursuant to the 2005 Stock Incentive Plan, to two existing directors of the Company each a five-year stock option to purchase 500,000 shares of the Company's common stock, with the options vesting on the date of grant			1,000,000
Fair value of the options granted to the two existing directors expensed as warrant and option costs during the period			$ 209,896
Granted to a consultant a five-year stock option to purchase shares of the Company's common stock with the options vesting on the date of grant			100,000
Fair value of the options granted to the consultant expensed as warrant and option costs during the period			$ 26,505
Exercise price for the options granted to the two existing directors and the consultant			$ 0.31
Amended the expiration date of an aggregate of outstanding common stock options from Jan. 31, 2014 to Jan. 31, 2019			500,000
Incremental increase in the fair value of the extended options expensed to warrant and option costs during the period			$ 27,718
Granted pursuant to the 2005 Stock Incentive Plan, to three directors of the Company each a five-year stock option to purchase 500,000 shares of the Company's common stock, with the options vesting on the date of grant			1,500,000
Exercise price of the options granted to the three directors			$ 0.16
Fair value of the options granted to the three directors expensed as warrant and option costs during the period			$ 159,456
Granted pursuant to the 2005 Stock Incentive Plan, to a consultant a five-year stock option to purchase shares of the Company's common stock, with the options vesting on the date of grant			300,000
Exercise price of the options granted to the consultant			$ 0.14
Fair value of the options granted to the consultant expensed as warrant and option costs during the period			$ 12,423
Exercise price of the options granted to the consultant.			$ 0.13
Fair value of the options granted to the consultant expensed as warrant and option costs during the period		$ 73,158	$ 34,666
Aggregate options expense related to option grants recognized during period	$ 22,367
Exercise price of the options granted to purchase 250,000 shares during the period	$ 0.05
Exercise price of the options granted to purchase another 250,000 shares during the period	$ 0.062
Fair value of the options granted to the two directors expensed as warrant and option costs during the period	$ 22,367
Company reserved and registered shares for stock and option grants under the 2015 Plan	23,000,000
Number of shares available for grant under the 2015 Plan at the end of the period	8,689,541
Number of options outstanding at the end of the period	10,887,500